Summary of Significant Accounting Policies (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Depreciation Methods	straight-line method	straight-line method
Cash Reserve Deposit Required and Made	$ 15,241	$ 1,119
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life	40 years	40 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years	6 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years